RIGHT-OF-USE ASSETS,NET AND LEASE OLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS, NET AND LEASE OBLIGATIONS [Abstract]
Right-of-Use Assets
The Group has leased agreements according to the following composition:

	Property: Agencies and offices	Servers and technology platforms	Transport units	Other leases	2022	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balance as of January 1,	769,181	151,135	2,731	46,308	969,355	990,148	997,817
Additions	93,867	786	802	18,493	113,948	110,005	194,501
Disposal and others	(55,626)	(558)	(228)	–	(56,412)	(130,798)	(202,170)
Balance as of December 31	807,422	151,363	3,305	64,801	1,026,891	969,355	990,148

Accumulated depreciation -
Balance as of January 1,	324,244	43,950	1,652	13,092	382,938	287,220	175,977
Depreciation of the period	112,307	28,116	618	10,294	151,335	161,287	172,005
Disposal and others	(50,443)	(554)	(218)	–	(51,215)	(65,569)	(60,762)
Balance as of December 31	386,108	71,512	2,052	23,386	483,058	382,938	287,220

Net carrying amount	421,314	79,851	1,253	41,415	543,833	586,417	702,928